DEFERRED INCOME TAXES	12 Months Ended
Dec. 31, 2018
Disclosure of income tax [Abstract]
DEFERRED INCOME TAXES

10.	DEFERRED INCOME TAXES
As at December 31, 2018, Pengrowth did not recognize deductible temporary differences of approximately $1.8 billion primarily consisting of approximately $1.6 billion of non capital losses and $0.2 billion in other temporary differences (PP&E and other) resulting in a $342.2 million non-cash deferred tax expense. These losses expire between 2025 and 2038.
A reconciliation of the deferred income tax recovery calculated based on the income (loss) before taxes at the statutory tax rate to the actual provision for deferred income taxes is as follows:

	Year ended December 31
	2018	2017
Income (loss) before taxes	($217.1)	($907.6)
Combined federal and provincial tax rate	27.10%	27.08%
Expected income tax expense (recovery)	($58.8)	($245.8)
Change in unrecognized deferred tax asset	397.7	22.6
Foreign exchange (gain) loss (1)	2.0	(2.0)
Other including share based compensation	1.3	1.4
Deferred income tax expense (recovery)	$342.2	($223.8)
(1) Reflects the 50 percent non-taxable (deductible) portion of foreign exchange gains and losses and related risk management contracts.
The net deferred income tax asset (liability) is composed of:

	As at
	December 31, 2018	December 31, 2017
Deferred tax liabilities associated with:
PP&E and E&E assets	$—	($132.3)
Less deferred tax assets associated with:
Non-capital losses and financing charges	—	399.6
Provisions	—	64.1
Risk management contracts	—	10.8
Net deferred tax asset (liability)	$—	$342.2
A continuity of the net deferred income tax asset (liability) for 2018 and 2017 is detailed in the following tables:

Movement in deferred tax asset (liability) during the year	Balance Jan 1, 2018	Recognized in profit or loss	Balance Dec 31, 2018
PP&E and E&E assets	($132.3)	$132.3	$—
Non-capital losses and financing charges	399.6	(399.6)	—
Provisions	64.1	(64.1)	—
Risk management contracts	10.8	(10.8)	—
	$342.2	$(342.2)	$—

Movement in deferred tax asset (liability) during the year	Balance Jan 1, 2017	Recognized in profit or loss	Balance Dec 31, 2017
PP&E and E&E assets	($411.0)	$278.7	($132.3)
Non-capital losses and financing charges	325.9	73.7	399.6
Provisions	176.6	(112.5)	64.1
Risk management contracts	14.6	(3.8)	10.8
Long term debt	12.1	(12.1)	—
Convertible debentures	0.2	(0.2)	—
	$118.4	$223.8	$342.2

Deferred income tax is a non-cash item relating to the temporary differences between the accounting and tax basis of Pengrowth's assets and liabilities and has no immediate impact on Pengrowth's cash flows.